Consolidated statements of financial position - CAD ($)	Aug. 31, 2022	Aug. 31, 2021
Current
Cash	$ 5,824,716	$ 18,147,821
Trade and other receivables	472,548	319,740
Inventories	2,093,776	1,976,084
Prepaid expenses	2,472,301	544,843
Grants and investment tax credits receivable	681,663	108,302
Share subscription receivable	39,200	39,200
Advances to related parties	16,736	185,407
Total current assets	11,600,940	21,321,397
Debentures	2,435,000	2,850,000
Right-of-use assets	2,261,100	2,905,199
Property and equipment	2,218,982	1,414,509
Intangibles	1,112,670	1,225,722
Deferred income taxes		17,547
Goodwill	9,352,640	9,033,638
Other financial assets	118,877	33,280
Total assets	29,100,209	38,801,292
Current
Trade and other payables	1,030,331	848,054
Income tax payable	3,188	138,308
Contract liabilities	1,029,318	898,713
Current portion of lease liabilities	561,168	562,136
Current portion of long-term debt	72,090	10,179
Other financial liabilities	177,834	237,444
Total current liabilities	2,873,929	2,694,834
Lease liabilities	1,854,381	2,404,680
Long-term debt	155,259	53,936
Deferred income taxes	188,044	122,655
Total liabilities	5,071,613	5,276,105
Shareholders' equity
Capital stock	43,441,591	42,834,982
Contributed surplus	10,560,886	7,861,405
Accumulated other comprehensive income	697,671	388,566
Deficit	(30,671,552)	(17,559,766)
Total shareholders' equity	24,028,596	33,525,187
Total shareholders' equity and liabilities	$ 29,100,209	$ 38,801,292